INVENTORY - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 325	$ 344
MedCenters	1,655	3,739
Pharmacy	837	511
Total inventory	$ 2,817	$ 4,594